Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 2,929		¥ 2,432	¥ 11,294
Income tax expenses	¥ 2,929	$ 449	¥ 2,432	¥ 11,294